INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 28, 2019
Intangible Assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL
The following table summarises the movement in net book value for intangible assets and goodwill during the six months ended 28 June 2019:

	Intangible assets	Goodwill
	€ million	€ million
Net book value as at 31 December 2018	8,384	2,518
Additions	43	—
Amortisation expense	(25)	—
Currency translation adjustments	(10)	3
Net book value as at 28 June 2019	8,392	2,521